Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE ALGER ETF TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Alger Weatherbie Enduring Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Weatherbie Enduring Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Weatherbie Enduring Growth ETF seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 55.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.17%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through December 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable). Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.The Fund invests primarily in equity securities of mid-cap growth companies with an environmental, social and governance (“ESG”) rating of medium or better, as rated by Sustainalytics, a third-party ESG rating agency (“Sustainalytics” or the “ESG Rating Agency”), at the time of purchase. Sustainalytics provides ESG ratings that measure a company’s exposure to material ESG issues (“MEIs”) and how well the company is managing those MEIs. Using its proprietary methodology, as described below, Sustainalytics rates companies on a scale of 0 to 100, with 0 to 10 representing negligible ESG risk, 10 to 20 representing low ESG risk, 20 to 30 representing medium ESG risk, 30 to 40 representing high ESG risk, and 40 and higher representing severe ESG risk. Under normal circumstances, 80% of companies in the Fund’s portfolio, based on net assets, will have a Sustainalytics ESG rating. The Sustainalytics ESG ratings for this portion of the portfolio will have a weighted average of 25 or better. For determining the weighted average, the Sustainalytics ESG rating of a security comprising a higher percentage of the portfolio will have a greater impact than the Sustainalytics ESG rating of a security with a lower percentage of the portfolio on the weighted average ESG rating of this portion of the portfolio. As a result, the Fund may invest in companies with Sustainalytics ESG ratings above and below 25, although the Fund will not invest in a company if, as a result, the weighted average of the applicable portion of its portfolio would exceed a Sustainalytics ESG rating of 25. In addition, the Fund will not invest in a company with a Sustainalytics ESG rating of 40 or above (i.e., severe ESG risk) at the time of purchase. If an existing portfolio holding’s ESG rating is adjusted by Sustainalytics to 40 or higher, Weatherbie will sell that portfolio holding within six months, subject to its fiduciary obligations to the Fund, although the Fund may continue to hold that investment if Sustainalytics readjusts the company’s ESG rating back to below 40 as a result of positive actions taken by the company to reduce its ESG risk rating. Although the Fund expects to invest primarily in companies with ESG ratings provided by Sustainalytics, certain investments may not be rated by Sustainalytics. Reasons for this may be because (i) Sustainalytics does not include the company in its rating universe; and (ii) of timing differences between when the Fund may invest in a company and when, and if, that company receives an ESG rating from Sustainalytics. With respect to (ii) for example, Sustainalytics may take time to rate a particular company when it is newly publicly traded or as a result of a corporate action, such as a merger, spin-off or restructuring. The Fund may hold up to three securities totaling no more than 20% of the Fund’s net assets in securities, without a Sustainalytics ESG rating. If a company does receive an ESG rating from Sustainalytics, Weatherbie will include that company as part of the portion of the Fund’s portfolio that is required to maintain a weighted average ESG rating of 25 or better. In effecting the Fund’s investment strategy, Weatherbie initially employs fundamental analysis to identify innovative and dynamic companies that demonstrate promising growth potential such as strong earnings growth and sound stock market values. Weatherbie then uses Sustainalytics’ ESG ratings to determine whether an identified company is an appropriate investment for the Fund, including determining the impact that the investment would have on the Sustainalytics ESG rating of the Fund’s portfolio on a weighted average basis. In selecting and monitoring investments for the Fund, Weatherbie conducts due diligence on Sustainalytics, reviews the Sustainalytics ESG ratings of existing and potential portfolio investments, and separately engages with identified companies to determine whether a company’s Sustainalytics ESG rating seems consistent with the company’s practices. As part of Weatherbie’s fundamental analysis when considering investing in a company without a Sustainalytics ESG rating, Weatherbie will consider the company’s ESG record in addition to the company’s overall growth potential. With respect to its ESG ratings, Sustainalytics arrives at an ESG risk score for each company it rates by assessing the company’s exposure to MEIs and assessing how well management manages the company’s exposure to those MEIs. Regarding assessing exposure to MEIs, Sustainalytics uses a variety of criteria, which may change from time to time as part of its ratings process. The environmental criteria include, but are not limited to, climate change (carbon, energy efficiency, fines), natural resources (water stress, biodiversity), pollution and waste (air/water pollution, waste management), and environmental opportunities (clean technology, green building, renewable energy). The social criteria include, but are not limited to, human capital (labor management, development, supply chain, health and safety, employee sentiment, diversity), product liability (safety and quality, consumer satisfaction), stakeholder opposition (controversial sourcing), social opportunities (access to finance, healthcare, communications, nutrition and health, philanthropy), and board composition (diversity). The governance criteria include, but are not limited to, corporate governance (board, executive pay, ownership structure, accounting and disclosures, audit committee structure) and corporate behavior (business ethics, anti-competition strategies, corruption, lobbying, political contributions, shareholder rights). The overall Sustainalytics risk score for each company is a measure of whether or not, and how well, a company has responded to the various MEIs to which it is exposed. In evaluating a particular company’s ESG rating, as well as the Fund’s weighted average ESG rating, the Fund relies exclusively on ratings provided by Sustainalytics. Sustainalytics periodically assesses companies for their exposure to and management of ESG risks and opportunities based on data collected from company filings, public disclosures and other sources. For purposes of the Fund’s principal investment strategies, “mid-cap companies” are those companies that, at the time of purchase of the securities, primarily have total market capitalization within the range of (i) companies included in the Russell Midcap Growth Index or (ii) $1 billion to $25 billion. At December 31, 2024, the companies in this index ranged from $1.7 billion to $172.3 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally, the Fund will own no more than 30 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may differ from this number for any reason. Such reasons may be, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the industrials, health care, information technology, and financials sectors.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant (as defined below) and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the calendar year ended December 31, 2024 and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market and a more narrowly based index that reflects the market sectors in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com. The broad-based securities market index used for comparison with the Fund’s performance changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s broad-based securities market index to reflect the overall market in which the Fund may invest. The Fund’s previous broad-based securities market index, the Russell Midcap Growth Index, which the Manager believes more closely reflects the market segments in which the Fund invests, is included as an additional index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the calendar year ended December 31, 2024 and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market and a more narrowly based index that reflects the market sectors in which the Fund invests.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s previous broad-based securities market index, the Russell Midcap Growth Index, which the Manager believes more closely reflects the market segments in which the Fund invests, is included as an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q1 20246.25%Worst Quarter:Q2 20240.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The broad-based securities market index used for comparison with the Fund’s performance changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s broad-based securities market index to reflect the overall market in which the Fund may invest.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Alger Weatherbie Enduring Growth ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Alger Weatherbie Enduring Growth ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s share price may go down, which means you could lose money.
Alger Weatherbie Enduring Growth ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Alger Weatherbie Enduring Growth ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risks
Alger Weatherbie Enduring Growth ETF | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Market Trading Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.
Alger Weatherbie Enduring Growth ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Authorized Participant Concentration Risk – Only authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.
Alger Weatherbie Enduring Growth ETF | Early Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Early Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities.
Alger Weatherbie Enduring Growth ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Large Shareholder Risk – Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an Authorized Participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
Alger Weatherbie Enduring Growth ETF | Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Alger Weatherbie Enduring Growth ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, trade disputes and changes in trade regulations, civil unrest, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Alger Weatherbie Enduring Growth ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Alger Weatherbie Enduring Growth ETF | Environmental Social and or Governance Sustainability-Related Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social and/or Governance Sustainability-Related Securities Risk – The Sub-Adviser’s use of an ESG Rating Agency to implement the Fund’s investment strategy may result in the selection or exclusion of securities of certain issuers in and from the Fund’s portfolio for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG Rating Agency or employ another type of ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. In evaluating a particular issuer’s ESG rating, as well as the Fund’s weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG Rating Agency and, therefore, is dependent upon information and data from the ESG Rating Agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Determining a company’s ESG rating is inherently subjective and the ESG Rating Agency’s assessment of a company, based on the ESG Rating Agency’s proprietary methodology may differ from that of other third party ESG rating agencies, other funds, or an investor. As a result, the Fund may invest in companies that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics or ESG rating agencies were used to evaluate them. ESG standards differ by region and industry, and a company’s ESG practices or the ESG Rating Agency’s assessment of a company’s ESG practices may change over time.
Alger Weatherbie Enduring Growth ETF | Mid Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Often, medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Alger Weatherbie Enduring Growth ETF | Growth Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Alger Weatherbie Enduring Growth ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Alger Weatherbie Enduring Growth ETF | Industrials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Alger Weatherbie Enduring Growth ETF | Health Care Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Health Care Sector Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Alger Weatherbie Enduring Growth ETF | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Alger Weatherbie Enduring Growth ETF | Financials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Alger Weatherbie Enduring Growth ETF | Cash Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Alger Weatherbie Enduring Growth ETF | Alger Weatherbie Enduring Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	$ 2,788
2024	rr_AnnualReturn2024	16.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.51%
1 Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	15.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2023
Alger Weatherbie Enduring Growth ETF | Return After Taxes on Distributions | Alger Weatherbie Enduring Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Alger Weatherbie Enduring Growth ETF | Return After Taxes on Distributions and Sale of Shares | Alger Weatherbie Enduring Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%
Alger Weatherbie Enduring Growth ETF | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.10%
Since Inception	rr_AverageAnnualReturnSinceInception	20.27%
Alger Weatherbie Enduring Growth ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	24.59%

[1]	The Fund has adopted a Rule 12b-1 plan that allows the Fund to pay annual fees not to exceed 0.25% to the Fund’s distributor for distribution and individual shareholder services; however, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time, and for at least one year from the effective date of this prospectus.
[2]	Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, extraordinary expenses, and certain proxy expenses, to the extent applicable) through December 31, 2026 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.